Fair Value Measurements - Level 3 Rollforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements	$ 554,000,000	$ 28,000,000
Transfers in and/or (out of ) Level 3	9,000,000	0
Funds withheld payable under reinsurance treaties
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	(3,759,000,000)	(4,453,000,000)
Total Realized/Unrealized Gains (Losses) Included in Net Income	3,249,000,000	708,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	86,000,000	(14,000,000)
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(424,000,000)	(3,759,000,000)
Market risk benefit liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	(8,033,000,000)	(10,690,000,000)
Total Realized/Unrealized Gains (Losses) Included in Net Income	497,000,000	3,081,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	1,874,000,000	(424,000,000)
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(5,662,000,000)	(8,033,000,000)
Debt securities | Corporate securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	9,000,000	29,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	0	2,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	(13,000,000)	0
Purchases, sales, issuances and settlements	12,000,000	10,000,000
Transfers in and/or (out of ) Level 3	48,000,000	(32,000,000)
Fair Value	56,000,000	9,000,000
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	112,000,000	104,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	7,000,000	14,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	3,000,000	(6,000,000)
Transfers in and/or (out of ) Level 3	0	0
Fair Value	122,000,000	112,000,000
Mortgage loans, at fair value under the fair value option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	0
Total Realized/Unrealized Gains (Losses) Included in Net Income	(7,000,000)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0
Purchases, sales, issuances and settlements	589,000,000
Transfers in and/or (out of ) Level 3	0
Fair Value	582,000,000	0
Limited partnerships
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	396,000,000	313,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	8,000,000	74,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	27,000,000	9,000,000
Transfers in and/or (out of ) Level 3	9,000,000	0
Fair Value	440,000,000	396,000,000
Reinsurance recoverable on market risk benefits
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	383,000,000	472,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	(162,000,000)	(89,000,000)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	221,000,000	383,000,000
Market risk benefit assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	1,664,000,000	690,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	3,201,000,000	974,000,000
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	4,865,000,000	1,664,000,000
Policy loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	3,467,000,000	3,454,000,000
Total Realized/Unrealized Gains (Losses) Included in Net Income	29,000,000	(2,000,000)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	(77,000,000)	15,000,000
Transfers in and/or (out of ) Level 3	0	0
Fair Value	$ 3,419,000,000	$ 3,467,000,000